Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of comparison by category of carrying amounts and fair values of all the Group's financial instruments
Set out below is a comparison by category of carrying amounts and fair values of all the Group’s financial instruments that are carried in the financial statements.

€ million	Carried at fair value		Carried at amortised cost
At 31 December	2025	2024	2025	2024
Financial receivables (Note 22)	—	—	828	726
Cash and cash equivalents – Level 2	1,075	3,521	—	—
Other financial assets – Level 1	2	1	—	—
Other financial assets – Level 3	127	33	15	—

Total assets	1,204	3,555	843	726
Borrowings – Level 1		—	5,090	4,127
Borrowings – Level 2		—	1,215	393

Borrowings**		—	6,305	4,520
Lease liabilities	—	—	635	51
Derivatives: Cross-currency swap – Level 2	9	—	—	—
Fixed asset suppliers***	—	—	443	610
Other long-term liabilities	—	—	35	55
Contingent value rights – Level 3	749	—	—	—
Financial liabilities (Note 31)	—	—	973	663

Total liabilities	758	—	8,391	5,899

**	Fair value of the borrowings in 2025 is EUR 6,058 million (2024: EUR 4,137 million)
***	Fair value of the fixed asset suppliers in 2025 is EUR 434 million (2024: EUR 592 million

Fair value measurements using significant unobservable inputs (level 3)

Summary of Fair value measurements using significant unobservable inputs (level 3)
The following table presents the changes in level 3 financial assets for the period ended 31 December 2025:

€ million	Unlisted equity securities	Unlisted debt securities	Other financial assets	Total
As at 1 January 2025	19	—	13	32
Business combination	57	15	24	96
Recognized in profit or loss*	(4)	—	(8)	(12)
Purchases	19	4	—	23
Settlements	—	—	—	—
Other changes	—	—	3	3

As at 31 December 2025	91	19	32	142

*	includes unrealized losses recognized in profit or loss attributable to balances held at the end of the reporting period

Summary of Significant unobservable inputs used in level 3 fair value measurements

€ million	Contingent value rights	Total
As at 1 January 2025	—	—
Issues	737	737
FV recognized in profit or loss*	28	28
Other changes**	(16)	(16)

As at 31 December 2025	749	749

*	Includes unrealized losses recognized in profit or loss attributable to balances held at the end of the reporting period
**	Includes taxes paid to the CVR holders and exchange rate differences
There were no transfers between Level 1 and 2 during the current or prior year.

The following table summarises the quantitative information about the significant unobservable inputs used in level 3 fair value measurements (see above for the valuation techniques adopted) and how a reasonable change in the input would affect the fair value.

Description	Fair value at 31 December 2025 (€million)	Valuation technique	Unobservable inputs	Range/ percentages (probability weighted average)	Relationship of unobservable inputs to fair value
Unlisted equity securities**	10	Net asset value	n/a*	n/a*
	4	Discounted cash flow	High-yield corporate bond rate	8%-10% (9.6%)	The higher the discount rate, the lower the fair value
	3	Discounted cash flow	Eurobond Government rate	2%-3% (2.2%)	The higher the discount rate, the lower the fair value
CVRs	755	Discounted cash flow	Discount Rate	8% - 9% (8.5%)	The higher the discount rate, the lower the fair value